LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	$ 2,156
Additions during year	149
Deletions during year	0
Interest expense during year	273
Exchange differences during year	(42)
Payments during year	(718)
Balance at end of year	1,818
Property [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	1,920
Additions during year	0
Deletions during year	0
Interest expense during year	236
Exchange differences during year	(38)
Payments during year	(562)
Balance at end of year	1,556
Motor vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	236
Additions during year	149
Deletions during year	0
Interest expense during year	37
Exchange differences during year	(4)
Payments during year	(156)
Balance at end of year	$ 262